EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Basic and Diluted Earnings Per Share
	For the Years Ended December 31,
	2013		2014		2015
	US$	US$	US$	US$	US$	US$
	Class A	Class B	Class A	Class B	Class A	Class B
Earnings (Loss) per share - basic:
Numerator:
Allocation of net income (loss) attributable to ordinary shareholders used in calculating income (loss) per ordinary share-basic	205,561	93,048	178,214	75,003	(10,783)	(4,313)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings (loss) per share	53,764,555	24,336,650	57,826,485	24,336,650	60,834,236	24,336,650
Denominator used for basic earnings (loss) per share	53,764,555	24,336,650	57,826,485	24,336,650	60,834,236	24,336,650
Earnings (loss) per share - basic	3.82	3.82	3.08	3.08	(0.18)	(0.18)
Earnings (loss) per share - diluted:
Numerator:
Allocation of net income (loss) attributable to ordinary shareholders used in calculating income (loss) per ordinary share	205,687	92,922	177,993	75, 224	(10,783)	(4,313)
Effect of convertible senior notes	566	-	11,032	-	-	-
Allocation of net income (loss) attributable to ordinary shareholders used in calculating income (loss) per ordinary share-diluted after assumed conversion	206,253	92,922	189,025	75, 224	(10,783)	(4,313)
Reallocation of net income (loss) attributable to ordinary shareholders as a result of conversion of Class B to Class A shares	92,922	-	75, 224	-	(4,313)	-
Net income (loss) attributable to ordinary shareholders	299,175	92,922	264,249	75, 224	(15,096)	(4,313)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings (loss) per share	53,764,555	24,336,650	57,826,486	24,336,650	60,834,236	24,336,650
Conversion of Class B to Class A ordinary shares	24,336,650	-	24,336,650	-	24,336,650	-
Employee stock options	6,297,183	1,912,500	6,106,284	1,912,500	-	-
Convertible senior notes	204,290	-	3,939,200	-	-	-
Denominator used for diluted earnings (loss) per share	84,602,678	26,249,150	92,208,620	26,249,150	85,170,886	24,336,650
Earnings (loss) per share -diluted	3.54	3.54	2.87	2.87	(0.18)	(0.18)